Information Regarding Proved Oil and Gas Reserves (Details 2) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of the period	$ 92,862	$ 79,969
Sales of oil and gas production during the period, net of production costs	(5,051)	12,522
Net change in prices and production costs	35,806	(6,421)
Changes in estimated future development costs	(6,174)	8,831
Extensions, discoveries and improved recovery	4,999	15,618
Revisions of previous quantity estimates, estimated timing of development and other	26,521	(4,553)
Previously estimated development and abandonment costs incurred during the period	14,115	3,142
Other	0	801
Accretion of discount	9,287	7,997
End of period	172,365	92,862
Company [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of the period	3,537	8,010
Sales of oil and gas production during the period, net of production costs	(1,288)	2,044
Net change in prices and production costs	(31)	(3,833)
Changes in estimated future development costs	118	0
Extensions, discoveries and improved recovery	85	147
Revisions of previous quantity estimates, estimated timing of development and other	(1,111)	395
Previously estimated development and abandonment costs incurred during the period	102	0
Other	0	61
Accretion of discount	354	801
End of period	1,766	3,537
Company's Share of Piceance Energy [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of the period	89,325	71,959
Sales of oil and gas production during the period, net of production costs	(3,763)	10,478
Net change in prices and production costs	35,837	(2,588)
Changes in estimated future development costs	(6,292)	8,831
Extensions, discoveries and improved recovery	4,914	15,471
Revisions of previous quantity estimates, estimated timing of development and other	27,632	(4,948)
Previously estimated development and abandonment costs incurred during the period	14,013	3,142
Other	0	740
Accretion of discount	8,933	7,196
End of period	$ 170,599	$ 89,325